Financial Risk Management	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Financial Risk Management
25.
Financial Risk Management

The Group is exposed to credit risk, liquidity risk and market risk. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)
Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, which will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

25.
Financial Risk Management, Continued
(a)
Market risk, Continued
(i)
Currency risk

The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency. The currencies in which these transactions primarily are denominated are USD and JPY, etc.

The Group adopts policies to ensure that its net exposure is kept to a manageable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances in foreign currency cash inflows and outflows. In respect of monetary assets and liabilities denominated in foreign currencies, the Group manages currency risk through continuously managing the position of foreign currencies, measuring the currency risk and, if necessary, using derivatives such as currency forwards, currency swap and others.

Cross currency interest rate swap contracts, USD 580 million (December 31, 2024: USD 500 million) and CNY 380 million (December 31, 2024: CNY 726 million) were entered into to manage currency risk with respect to foreign currency denominated borrowings and USD 1,020 million (December 31, 2024: USD 980 million) were entered into to manage currency risk and interest rate risk with respect to foreign currency denominated borrowings and bonds.

The currency forward exchange contracts entered into to manage foreign exchange risk related to advances received in foreign currency expired during the reporting period, and there is no outstanding balance as of December 31, 2025 (December 31, 2024: USD 750 million).

A weaker won, as indicated below, against the following currencies which comprise the Group’s financial assets or liabilities denominated in a foreign currency as of December 31, 2024 and 2025, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The sensitivity analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in profit or loss before income tax would have been as follows:

(In millions of won)		December 31, 2024	December 31, 2025
USD (5 percent weakening)	~~W~~	(35,868)	21,011
JPY (5 percent weakening)		(6,645)	(5,434)

If the exchange rates for the currencies presented above were to decrease at the end of the reporting period, with all other variables held constant, the effects would be the opposite of those presented above.

(ii)
Interest rate risk

Interest rate risk arises principally from the Group’s variable interest-bearing bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations in interest rates and to minimize finance cost and manage interest rate risk by monitoring trends of fluctuations in interest rate and establishing plan for countermeasures. Meanwhile, the Group entered into cross currency interest rate swap contracts amounting to USD 1,020 million (Equivalent to ~~W~~1,463,598 million) and interest rate swap contracts amounting to USD 250 million (Equivalent to ~~W~~ 358,725 million) and ~~W~~2,280,000 million in notional amount to hedge interest rate risk with respect to variable interest-bearing borrowings.

25.
Financial Risk Management, Continued
(a)
Market risk, Continued
i)
Profile

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2024 and 2025 is as follows:

(In millions of won)		December 31, 2024	December 31, 2025
Fixed rate instruments
Financial assets	~~W~~	2,023,710	1,572,658
Financial liabilities		(4,722,962)	(2,548,213)
Total	~~W~~	(2,699,252)	(975,555)
Variable rate instruments
Financial liabilities	~~W~~	(9,827,152)	(10,115,925)

ii)
Profit or loss before income tax sensitivity analysis for variable rate instruments

As of December 31, 2024 and 2025, a change of 100 basis points in interest rates at the reporting date would have increased (decreased) profit or loss before income tax by the amounts shown below for the respective following 12 month periods. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

		Profit or loss before income tax
(In millions of won)		1%p increase	1%p decrease
December 31, 2024
Variable rate instruments	~~W~~	(98,272)	98,272
December 31, 2025
Variable rate instruments	~~W~~	(101,159)	101,159

(b)
Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.

The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, does not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.

The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.

In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) in profit or loss at each reporting date.

25.
Financial Risk Management, Continued
(b)
Credit risk, Continued

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024	December 31, 2025
Financial assets carried at amortized cost
Cash equivalents	~~W~~	2,021,640	1,572,058
Deposits in banks		611	611
Trade accounts and notes receivable, net		2,500,608	2,136,774
Non-trade receivables, net		227,477	145,426
Accrued income, net		22,552	34,987
Deposits		16,747	14,549
Loans		37,143	13,318
Subtotal		4,826,778	3,917,723
Other financial assets
Lease receivables	~~W~~	10,063	7,406
Financial assets at fair value through profit or loss
Convertible securities	~~W~~	1,470	—
Derivatives		256,251	131,987
Subtotal	~~W~~	257,721	131,987
Financial assets at fair value through other comprehensive profit or loss
Trade accounts and notes receivable, net	~~W~~	1,123,869	222,410
Financial assets effective for fair value hedging
Derivatives	~~W~~	119,098	—
Total	~~W~~	6,337,529	4,279,526

Trade accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivable are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

(c)
Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. The Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these, monitoring liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing.

Meanwhile, the Group has entered into borrowing facility agreements with several banks. These agreements may include financial covenants requiring the Group to meet certain financial performance targets. The Group periodically monitors compliance with these agreements through its internal control procedures to proactively manage liquidity risk.

25.
Financial Risk Management, Continued
(c)
Liquidity risk, Continued
i)
Contractual cash flows of financial liabilities

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2024 and 2025.

(i)
As of December 31, 2024

			Contractual cash flows
(In millions of won)		Carrying amount	Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	13,412,275	14,453,995	3,730,807	2,609,727	3,941,215	4,146,933	25,313
Bonds		1,137,839	1,185,892	631,539	11,638	416,573	126,142	—
Trade accounts and notes payable (*)		4,156,149	4,156,149	3,884,788	271,361	—	—	—
Other accounts payable (*)		1,720,670	1,723,867	1,404,896	318,971	—	—	—
Long-term other accounts payable		279,774	323,400	—	—	69,090	192,570	61,740
Security deposits received		160,713	189,214	—	808	6,841	181,565	—
Lease liabilities		57,975	60,653	23,948	12,681	13,889	9,423	712
Derivative financial liabilities
Derivatives	~~W~~	10,768	11,184	930	3,447	4,495	2,312	—
Cash outflow		—	75,016	21,402	20,467	22,342	10,805	—
Cash inflow		—	(63,832)	(20,472)	(17,020)	(17,847)	(8,493)	—
Total	~~W~~	20,936,163	22,104,354	9,676,908	3,228,633	4,452,103	4,658,945	87,765

(*) As of December 31, 2024, it includes ~~W~~1,187,450 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases.

It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(ii)
As of December 31, 2025

			Contractual cash flows
(In millions of won)		Carrying amount	Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	12,141,044	12,946,309	2,537,318	1,236,157	4,624,773	4,548,061	—
Bonds		523,094	538,548	198,654	213,751	126,143	—	—
Trade accounts and notes payable (*)		3,307,687	3,307,687	3,307,687	—	—	—	—
Other accounts payable (*)		1,461,014	1,462,662	1,432,529	30,133	—	—	—
Long-term other accounts payable		218,683	248,238	—	—	67,441	180,797	—
Security deposits received		138,384	147,478	480	4,109	142,864	25	—
Lease liabilities		59,678	62,604	23,122	14,889	10,342	14,095	156
Derivative financial liabilities
Derivatives	~~W~~	9,553	7,157	3,027	2,416	1,792	(78)	—
Cash outflow		—	325,920	18,751	13,131	292,017	2,021	—
Cash inflow		—	(318,763)	(15,724)	(10,715)	(290,225)	(2,099)	—
Total	~~W~~	17,859,137	18,720,683	7,502,817	1,501,455	4,973,355	4,742,900	156

(*) As of December 31, 2025, it includes ~~W~~704,529 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases.

ii) Supplier Finance Arrangement

Supplier finance arrangements are characterized by one or more finance providers offering to pay amounts that the Group owes its suppliers and the Group agreeing to pay finance providers according to the terms and conditions of the arrangements at a date later than, when suppliers are paid. These arrangements provide the Group with extended payment terms, or the Group’s suppliers with early payment terms, compared to the related invoice payment due date.

25.
Financial Risk Management, Continued
(c)
Liquidity risk, Continued

The carrying amounts of financial liabilities from supplier financing agreement as of December 31, 2024 and 2025 are as follows:

		December 31, 2024		December 31, 2025
(In millions of won)		Trade accounts and notes payable	Other Accounts Payable	Trade accounts and notes payable	Other Accounts Payable
Liabilities under supplier finance arrangement
Purchase Card (*1)	~~W~~	778,535	366,853	474,781	219,697
Electronic Trade Receivable-Secured Loan (*2)		90,328	164,741	53,667	142,872
Liabilities under supplier finance arrangement of which the supplier has received payment from the finance provider
Purchase Card (*1)	~~W~~	778,535	366,853	474,781	219,697
Electronic Trade Receivable-Secured Loan (*2)		2,443	2,952	2,138	12,465

(*1) The Group pays the settlement amount to the card company on the end date of credit term according to the card agreement. The Group uses purchase cards in agreement with the supplier, the amount paid to the card company is for the purchase of goods or services incurred in the normal course of business, with no change in the underlying purpose of the transaction, and the payment deadline to the card company falls within the normal business cycle of one year or less, and no collateral is provided in connection with this agreement. Therefore, it is classified as trade accounts and notes payable and other account payable and presented as operating and investing activities in the cash flow statement.

(*2) The Group enters into supplier financial agreement with financial institutions to streamline the payment process and offer early payment terms to suppliers. Under the supplier financial agreement, if a vendor that supplied goods or services to the Group transfers its account receivables to the financial institution within the payment due date, the Group pays the amount to the financial institution. There is no change in the original debt recognized as trade accounts and notes payable or other account payable because the supplier financial agreement does not result in a substantive reduction of the Group’s payment obligation or a change in payment terms.

The range of payment due dates as of December 31 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
Liabilities under supplier finance arrangement
Purchase Card	270~288 days	91~205 days
Electronic Trade Receivable-Secured Loan	45~123 days	45~123 days
Trade accounts and notes payable not covered by the supplier finance agreement	3~123 days	5~123 days

There were no material business combinations or foreign exchange differences that would affect the liabilities under the supplier finance arrangement.

25.
Financial Risk Management, Continued
(d)
Capital management

Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders. The Group is also responsible for complying with certain financial ratios as part of capital maintenance conditions imposed externally. To fulfill this responsibility, the Group regularly monitors these financial ratios and takes proactive measures when necessary.

(In millions of won)		December 31, 2024	December 31, 2025
Total liabilities	~~W~~	24,786,759	19,077,462
Total equity		8,072,807	7,839,238
Cash and deposits in banks (*1)		2,022,240	1,572,658
Borrowings (including bonds)		14,550,114	12,664,138
Total liabilities to equity ratio		307%	243%
Net borrowings to equity ratio (*2)		155%	141%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

(e)
Determination of fair value
(i)
Measurement of fair value

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

25.
Financial Risk Management, Continued
(e)
Determination of fair value, Continued
(ii)
Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts as of December 31, 2024 and 2025 are as follows:

		December 31, 2024		December 31, 2025
(In millions of won)		Carrying amounts	Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,021,640	(*1)	1,572,058	(*1)
Deposits in banks		611	(*1)	611	(*1)
Trade accounts and notes receivable, net		2,500,608	(*1)	2,136,774	(*1)
Non-trade receivables, net		227,477	(*1)	145,426	(*1)
Accrued income, net		22,552	(*1)	34,987	(*1)
Deposits		16,747	(*1)	14,549	(*1)
Loans		37,143	(*1)	13,318	(*1)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	120,501	120,501	124,316	124,316
Convertible securities		1,470	1,470	—	—
Derivatives		256,251	256,251	131,987	131,987
Financial assets at fair value through other comprehensive profit or loss
Trade accounts and notes receivable, net	~~W~~	1,123,869	(*1)	222,410	(*1)
Financial assets effective for fair value hedging
Derivatives	~~W~~	119,098	119,098	—	—
Other financial assets
Lease receivables		10,063	(*1)	7,406	(*1)
Financial liabilities carried at amortized cost
Borrowings	~~W~~	13,412,275	13,482,726	12,141,044	12,170,751
Bonds		1,137,839	1,142,725	523,094	523,500
Trade accounts and notes payable		4,156,149	(*1)	3,307,687	(*1)
Other accounts payable		2,000,444	(*1)	1,679,697	(*1)
Security deposits received		160,713	(*1)	138,384	(*1)
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	10,768	10,768	9,553	9,553
Other financial liabilities
Lease liabilities	~~W~~	57,975	(*2)	59,678	(*2)

(*1) Excluded from disclosures as the carrying amount approximates fair value.

(*2) Excluded from the fair value disclosures in accordance with IFRS 7 ‘Financial Instruments: Disclosures’.

25.
Financial Risk Management, Continued
(e)
Determination of fair value, Continued
(iii)
Fair values of financial assets and liabilities
i)
Fair value hierarchy

Financial instruments carried at fair value are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. The different levels have been defined as follows:

▪
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
▪
Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
▪
Level 3: inputs for the asset or liability that are not based on observable market data

The Group measures fair value for financial reporting purposes, including fair value measurements, which are classified as “Level 3”. The Group consults on the fair value assessment process and its results in accordance with the financial reporting schedule, and recognizes changes in the "level" at the end of the reporting period when there is a change in events or circumstances that cause a shift between fair value levels.

ii)
Assets and liabilities measured at fair value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024
Classification		Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	18,958	—	101,543	120,501
Convertible securities		—	—	1,470	1,470
Derivatives		—	256,251	—	256,251
Financial assets effective for fair value hedging
Derivatives	~~W~~	—	119,098	—	119,098
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	10,768	—	10,768

(In millions of won)		December 31, 2025
Classification		Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	21,008	—	103,308	124,316
Derivatives		—	131,987	—	131,987
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	9,553	—	9,553

25.
Financial Risk Management, Continued
(e)
Determination of fair value, Continued

The valuation techniques and inputs for assets and liabilities measured at fair value that are classified as Level 2 and Level 3 within the fair value hierarchy as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024		December 31, 2025
Classification		Level 2	Level 3	Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	101,543	—	103,308	Net asset value method and Comparable company analysis	Price to book value ratio
Convertible securities		—	1,470	—	—	Risk-adjusted discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		256,251	—	131,987	—	Discounted cash flow	Discount rate and Exchange rate
Financial assets effective for fair value hedging
Derivatives	~~W~~	119,098	—	—	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	10,768	—	9,553	—	Discounted cash flow	Discount rate and Exchange rate

iii)
Financial instruments not measured at fair value but for which the fair value is disclosed

Fair value hierarchy classifications, valuation techniques and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024
Classification		Level 1	Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	~~W~~	—	—	13,482,726	Discounted cash flow	Discount rate
Bonds		—	—	1,142,725	Discounted cash flow	Discount rate

(In millions of won)		December 31, 2025
Classification		Level 1	Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	~~W~~	—	—	12,170,751	Discounted cash flow	Discount rate
Bonds		—	—	523,500	Discounted cash flow	Discount rate

iv)
The interest rates applied for determination of the above fair value as of December 31, 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
Borrowings, bonds and others	3.70%~3.96%	3.32%~3.90%

25.
Financial Risk Management, Continued
(e)
Determination of fair value, Continued
v)
There is no transfer between Level 1, Level 2 and Level 3 for the years ended December 31, 2024 and 2025, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)
Classification		January 1, 2024	Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2024
Equity instruments	~~W~~	87,027	5,470	(128)	(2,809)	11,983	101,543
Convertible securities		3,127	—	(1,838)	—	181	1,470

(In millions of won)
Classification		January 1, 2025	Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2025
Equity instruments	~~W~~	101,543	1,422	—	2,914	(2,571)	103,308
Convertible securities		1,470	—	(1,399)	—	(71)	—

(f)
Net gains and losses by category of financial instruments

The net gains and losses by category of financial instruments for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023
(In millions of won)		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	~~W~~	134,388	—	—	—	—	276	134,664
Interest expense		—	(720,086)	—	—	—	(3,343)	(723,429)
Foreign currency differences		108,546	(176,376)	—	—	(36,052)	—	(103,882)
Reversal of bad debt expense		181	—	—	—	—	—	181
Gain or loss on disposal		(48,600)	—	132	(329)	—	—	(48,797)
Gain or loss on valuation		—	—	(13,274)	—	—	—	(13,274)
Gain or loss on repayment		—	(167)	—	—	—	—	(167)
Gain or loss on derivatives		—	—	—	—	102,116	—	102,116
Total	~~W~~	194,515	(896,629)	(13,142)	(329)	66,064	(3,067)	(652,588)

		2024
(In millions of won)		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	~~W~~	87,510	—	—	—	—	182	87,692
Interest expense		—	(906,766)	—	—	—	(2,874)	(909,640)
Foreign currency differences		1,189,874	(2,238,150)	—	—	190,906	—	(857,370)
Reversal of bad debt expense		(689)	—	—	—	—	—	(689)
Gain or loss on disposal		(7,708)	—	(109)	(18,470)	—	—	(26,287)
Gain or loss on valuation		—	—	(8,590)	—	—	—	(8,590)
Gain or loss on repayment		—	(678)	—	—	—	—	(678)
Gain or loss on derivatives		—	—	—	—	413,480	—	413,480
Total	~~W~~	1,268,987	(3,145,594)	(8,699)	(18,470)	604,386	(2,692)	(1,302,082)

25.
Financial Risk Management, Continued
(f)
Net gains and losses by category of financial instruments, Continued

		2025
(In millions of won)		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	~~W~~	51,420	—	—	—	—	266	51,686
Interest expense		—	(700,214)	—	—	—	(2,394)	(702,608)
Foreign currency differences		(367,983)	454,997	—	—	(22,646)	—	64,368
Bad debt expense		107	—	—	—	—	—	107
Gain or loss on disposal		(7,062)	—	497	(13,854)	—	—	(20,419)
Gain or loss on valuation		—	—	7,343	—	—	—	7,343
Gain or loss on derivatives		—	—	—	—	34,935	—	34,935
Dividend income		—	—	266	—	—	—	266
Total	~~W~~	(323,518)	(245,217)	8,106	(13,854)	12,289	(2,128)	(564,322)